Annual Fund Operating Expenses	Dec. 31, 2020
Prospectus #1 | Calvert Responsible Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.88%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.13%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.75%
Prospectus #1 | Calvert Responsible Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.62%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.12%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.50%
Prospectus #1 | Calvert Responsible Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.63%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.13%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.50%
Prospectus #2 | Calvert Flexible Bond Fund | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses(1)	0.02%	[2]
Total Annual Fund Operating Expenses	0.95%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.03%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.92%
Prospectus #2 | Calvert Flexible Bond Fund | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.21%
Acquired Fund Fees and Expenses(1)	0.02%	[2]
Total Annual Fund Operating Expenses	1.70%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.03%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.67%
Prospectus #2 | Calvert Flexible Bond Fund | Class I
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses(1)	0.02%	[2]
Total Annual Fund Operating Expenses	0.70%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.03%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.67%
Prospectus #2 | Calvert Flexible Bond Fund | Class R6
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses(1)	0.02%	[2]
Total Annual Fund Operating Expenses	0.62%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.03%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.59%

[1]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	Reflects the Fund’s allocable share of the advisory fees and other expenses of an affiliated acquired fund in which it invests.
[3]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.93% for Class A shares, 1.68% for Class C shares, 0.68% for Class I shares and 0.65% for Class R6 shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated acquired fund. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.